Share Based Payments (Details) - shares		6 Months Ended
	Dec. 05, 2022	Dec. 31, 2022	Aug. 04, 2022
Disclosure Of Share Based Payment Arrangements Text Block [Abstract]
Shares issued		5,000,000	9,000,000
Institutional share placement agreement, description	the Company issued 63,414,635 free attaching options as part of the $13m institutional share placement agreement.
Ordinary shares, description		There were 218,169,506 IHL ordinary shares issued to the vendors APIRx as part of the asset acquisition, in addition the Company issued 13,090,170 IHL ordinary shares to Ryba LLC as lead M&A advisors.